Details of Certain Consolidated Statements of Income Lines (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details Of Certain Statements Of Income Lines Details [Abstract]
Marketing and promotion	$ 3,043	$ 2,890	$ 2,996
Card Member rewards	6,457	6,282	6,218
Card Member services	767	772	716
Total marketing, promotion, rewards and Card Member services	$ 10,267	$ 9,944	$ 9,930